SALES AND MARKETING (Tables)	12 Months Ended
Dec. 31, 2023
Sales And Marketing
SCHEDULE OF MARKETING AND SALES

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Payroll and related expenses	1,076	1,318	1,273
Exhibitions, conventions, and travel expenses	379	302	42
Consultants	416	558	394
Other	68	52	139
	1,939	2,230	1,848